SIGNIFICANT ACCOUNTING POLICIES - Schedule of Class A Ordinary Shares Subject to Redemption (Details) - HCM II ACQUISITION CORP - USD ($)		3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Aug. 19, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
SIGNIFICANT ACCOUNTING POLICIES
Proceeds from sale of Units, net of underwriting discounts paid	$ 231,150,000				$ 226,000,000		$ 226,000,000
Plus:
Accretion of carrying value to redemption value		$ 2,508,797		$ 2,462,864
Class A ordinary shares subject to possible redemption		242,642,972				242,642,972	235,193,585	$ 235,193,585
Class A Ordinary Shares Subject to Redemption
SIGNIFICANT ACCOUNTING POLICIES
Proceeds from sale of Units, net of underwriting discounts paid							230,000,000	230,000,000
Less:
Proceeds allocated to Public Warrants							(529,000)	(529,000)
Class A ordinary shares issuance costs							(15,341,097)	(15,341,097)
Plus:
Accretion of carrying value to redemption value		2,508,797	$ 2,477,726	2,462,864				21,063,682
Class A ordinary shares subject to possible redemption		$ 242,642,972	$ 240,134,175	$ 237,656,449		$ 242,642,972	$ 235,193,585	$ 235,193,585